Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($)	Jul. 03, 2015	Jun. 03, 2015	Dec. 31, 2014
Derivative liability - note, redeemable common stock, and warrant bifurcation [Member]
Derivative liability	$ 11,448,000		$ 205,339,000
Put option derivative liability [Member]
Derivative liability		$ 15,009,000	$ 238,679,000